Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Warrants Activity

The following table contains additional information concerning warrants activity for the years ended December 31, 2025 and 2024:

	For the year ended December 31,
	2025			2024
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Outstanding at the beginning of the year	7,645,109		$2.007	202,251	$23.31
Issued	3,641,232		$0.48	8,954,287	$1.19
Exercised	-		$-	(1,511,429)	$0.001
Forfeited and expired	(3,719,179)		$1.46	-	$-
Outstanding and exercisable at year-end	7,567,162	$		7,645,109	$2.007

Schedule of Warrants Outstanding

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2025:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
3,571,429	$1.40	May 29, 2024	November 29, 2029 (i)
125,000	$1.75	May 29, 2024	May 27, 2029 (ii)
25,000	$3.25	November 26, 2024	February 2, 2027
25,000	$4.25	November 26, 2024	February 2, 2027
1,750,000	$1.00	November 24, 2025	November 30, 2030
1,195,616	$0.001	November 24, 2025	None
695,616	$0.001	November 24, 2025	None
7,567,162

(i)	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.

(ii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.